Warrants - Additional Information (Detail) - $ / shares		3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Disclosure Of Warrants Public And Private [Line Items]
Number of days after which warrants are exercisable post consummation of business combination	30 days	30 days
Share price threshold for stock conversion	$ 10.00	$ 10.00
Proceeds to be used for business combination as a percentage of total capital to be raised	60.00%	60.00%
Volume weighted average trading price of shares	$ 9.20	$ 9.20
Trigger Price One [Member]
Disclosure Of Warrants Public And Private [Line Items]
Adjusted exercise price as a percentage of newly issued price	100.00%	100.00%
Common Class A [Member]
Disclosure Of Warrants Public And Private [Line Items]
Shares issued, price per share	$ 9.20	$ 9.20
Public Warrants [Member]
Disclosure Of Warrants Public And Private [Line Items]
Number of Class A ordinary share issuable on exercise of each warrant	0.3611	0.3611
Number of trading days for determining the volume weighted average price of shares	10 days	10 days
Public Warrants [Member] | Trigger Price One [Member]
Disclosure Of Warrants Public And Private [Line Items]
Adjusted exercise price as a percentage of newly issued price	115.00%	115.00%
Public Warrants [Member] | Trigger Price Two [Member]
Disclosure Of Warrants Public And Private [Line Items]
Adjusted exercise price as a percentage of newly issued price	180.00%	180.00%
Public Warrants [Member] | Common Class A [Member] | Trigger Price One [Member]
Disclosure Of Warrants Public And Private [Line Items]
Share price threshold for stock conversion	$ 18.00	$ 18.00
Class of warrants or rights redemption price per unit of warrant	$ 0.01	$ 0.01
Number of trading days for determining the share price	20 days	20 days
Number of consecutive trading days for determining the share price	30 days	30 days
Public Warrants [Member] | Common Class A [Member] | Trigger Price Two [Member]
Disclosure Of Warrants Public And Private [Line Items]
Share price threshold for stock conversion	$ 10.00	$ 10.00
Class of warrants or rights redemption price per unit of warrant	$ 0.10	0.10
Private Placement Warrants [Member]
Disclosure Of Warrants Public And Private [Line Items]
Warrants, exercise price per share		$ 11.50
Number of Class A ordinary share issuable on exercise of each warrant		1
Class of warrants or rights lock in period	30 days	30 days
Private Placement Warrants [Member] | Common Class A [Member] | Minimum [Member]
Disclosure Of Warrants Public And Private [Line Items]
Share price threshold for stock conversion	$ 10.00	$ 10.00
Private Placement Warrants [Member] | Common Class A [Member] | Maximum [Member]
Disclosure Of Warrants Public And Private [Line Items]
Share price threshold for stock conversion	$ 18.00	$ 18.00